FINANCIAL INVESTORS TRUST

ALPS Global Opportunity Fund

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 16, 2025, TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED FEBRUARY 28, 2025, AS SUPPLEMENTED

Effective immediately, the shares of the Fund are no longer being offered under this Prospectus and Statement of Additional Information.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE